RELATED PARTY TRANSACTIONS (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Schedule of Other Related Party Transactions [Line Items]
Due to Related Parties, Noncurrent	¥ 350,969	$ 53,943	¥ 0